Investments (Tables)	6 Months Ended
Aug. 07, 2018
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Summary of Investments in Associates and Joint Ventures
10.1.	Investments in associates and joint ventures

	Balance at 12.31.2017	Investments	Restructuring, capital decrease and others	Results in equity- accounted investments	CTA	OCI	Dividends	Balance at 06.30.2018
Joint Ventures
Petrobras Oil & Gas B.V.—PO&G	1,410	—	—	5	—	—	(254)	1,161
State-controlled natural gas distributors	345	—	—	40	(51)	—	(41)	293
Compañia Mega S.A.—MEGA	49	—	—	(13)	41	—	—	77
Petrochemical joint ventures	29	—	(1)	9	(6)	—	(6)	25
Other joint ventures	104	20	1	(1)	(18)	1	(11)	96
Associates
Nova Transportadora do Sudeste	331	—	—	27	(47)	—	(30)	281
Petrochemical associates	1,461	—	—	173	(123)	(179)	(151)	1,181
Other associates	48	8	4	4	(8)	—	—	56
Other investments	18	—	—	—	(1)	—	—	17

Total	3,795	28	4	244	(213)	(178)	(493)	3,187

Summary of Investments in Listed Companies
10.2.	Investments in non- consolidated listed companies

	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Market value
	06.30.2018	12.31.2017	Type	06.30.2018	12.31.2017	06.30.2018	12.31.2017
Associate
Braskem S.A.	212,427	212,427	Common	12.65	13.15	2,687	2,794
Braskem S.A.	75,793	75,793	Preferred A	13.16	12.96	998	982

						3,685	3,776